CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Sep. 30, 2014	Sep. 30, 2013
CONSOLIDATED BALANCE SHEETS
Mortgage-backed securities held to maturity, fair value (in dollars)	$ 28,496,302	$ 4,537,359
Loans receivable, allowance for loan losses (in dollars)	15,978,421	18,306,114
Real estate acquired in settlement of loans, allowance for losses (in dollars)	$ 741,429	$ 1,837,800
Preferred stock, par value (in dollars per share)	$ 0.01	$ 0.01
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, shares issued		17,388
Preferred stock, liquidation value (in dollars per share)		$ 1,000
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common stock, shares authorized	18,000,000	18,000,000
Common stock, shares issued	13,082,087	13,082,271
Treasury stock, shares	1,399,240	2,017,782